Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Shareholder's Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	15	20
Preferred stock, shares outstanding (in shares)	15	20
Preferred stock liquidation value	$ 100,000	$ 100,000
Common stock par value (in dollars per share)	$ 2.50	$ 2.50
Common stock, shares authorized (in shares)	15,000,000	15,000,000
Common stock, shares issued (in shares)	5,449,857	5,382,103
Treasury stock (in shares)	210,101	210,101